LOAN RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
LOAN RECEIVABLES
Schedule of Loan receivables

USDm	2020	2019	2018
Loan receivables
Cost:
Balance as of 1 January	4.7	—	—
Additions during the year	—	4.7	—
Balance as of 31 December	4.7	4.7	—

Expected credit loss:
Balance as of 1 January	0.1	—	—
Additions during the year	—	0.1	—
Balance as of 31 December	0.1	0.1	—

Carrying amount as of 31 December	4.6	4.6	—